Financial instruments by category, Reconciliation to statement of financial position (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) mi	Dec. 31, 2018 USD ($)
Financial Assets [Abstract]
Total financial assets	$ 1,190,527	$ 1,161,441
Financial Liabilities [Abstract]
Total financial liabilities	6,020,060	6,280,047
Corporate Debt [Member]
Financial Liabilities [Abstract]
Total financial liabilities	723,791	684,073
Project Debt [Member]
Financial Liabilities [Abstract]
Total financial liabilities	4,852,348	5,091,114
Related Parties - Non-current [Member]
Financial Liabilities [Abstract]
Total financial liabilities	17,115	33,675
Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Total financial liabilities	128,062	192,033
Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Total financial liabilities	298,744	279,152
Derivative Liabilities [Member]
Financial Assets [Abstract]
Total financial assets	5,230	13,153
Investment in Ten West Link [Member]
Financial Assets [Abstract]
Total financial assets	$ 9,874	6,034
Percentage interest acquired	12.50%
Length of transmission lines | mi	114
Investment in Rioglass [Member]
Financial Assets [Abstract]
Total financial assets	$ 7,000
Percentage interest acquired	15.12%
Other Financial Investments [Member]
Financial Assets [Abstract]
Total financial assets	$ 288,060	274,318
Contracted concessional financial assets	160,600	159,100
Trade and Other Receivables [Member]
Financial Assets [Abstract]
Total financial assets	317,568	236,395
Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Total financial assets	562,795	631,542
Amortized Cost [Member]
Financial Liabilities [Abstract]
Total financial liabilities	5,721,316	6,000,895
Amortized Cost [Member] | Corporate Debt [Member]
Financial Liabilities [Abstract]
Total financial liabilities	723,791	684,073
Amortized Cost [Member] | Project Debt [Member]
Financial Liabilities [Abstract]
Total financial liabilities	4,852,348	5,091,114
Amortized Cost [Member] | Related Parties - Non-current [Member]
Financial Liabilities [Abstract]
Total financial liabilities	17,115	33,675
Amortized Cost [Member] | Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Total financial liabilities	128,062	192,033
Amortized Cost [Member] | Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Total financial liabilities	0	0
Fair Value Through Profit or Loss [Member]
Financial Liabilities [Abstract]
Total financial liabilities	298,744	279,152
Fair Value Through Profit or Loss [Member] | Corporate Debt [Member]
Financial Liabilities [Abstract]
Total financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Project Debt [Member]
Financial Liabilities [Abstract]
Total financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Related Parties - Non-current [Member]
Financial Liabilities [Abstract]
Total financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Total financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Total financial liabilities	298,744	279,152
Amortized Cost [Member]
Financial Assets [Abstract]
Total financial assets	1,168,423	1,142,255
Amortized Cost [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Total financial assets	0	0
Amortized Cost [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Total financial assets	0	0
Amortized Cost [Member] | Investment in Rioglass [Member]
Financial Assets [Abstract]
Total financial assets	0
Amortized Cost [Member] | Other Financial Investments [Member]
Financial Assets [Abstract]
Total financial assets	288,060	274,318
Amortized Cost [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Total financial assets	317,568	236,395
Amortized Cost [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Total financial assets	562,795	631,542
Fair Value Through Other Comprehensive Income [Member]
Financial Assets [Abstract]
Total financial assets	9,874	6,034
Fair Value Through Other Comprehensive Income [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Total financial assets	0	0
Fair Value Through Other Comprehensive Income [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Total financial assets	9,874	6,034
Fair Value Through Other Comprehensive Income [Member] | Investment in Rioglass [Member]
Financial Assets [Abstract]
Total financial assets	0
Fair Value Through Other Comprehensive Income [Member] | Other Financial Investments [Member]
Financial Assets [Abstract]
Total financial assets	0	0
Fair Value Through Other Comprehensive Income [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Total financial assets	0	0
Fair Value Through Other Comprehensive Income [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Total financial assets	0	0
Fair Value Through Profit or Loss [Member]
Financial Assets [Abstract]
Total financial assets	12,230	13,153
Fair Value Through Profit or Loss [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Total financial assets	5,230	13,153
Fair Value Through Profit or Loss [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Total financial assets	0	0
Fair Value Through Profit or Loss [Member] | Investment in Rioglass [Member]
Financial Assets [Abstract]
Total financial assets	7,000
Fair Value Through Profit or Loss [Member] | Other Financial Investments [Member]
Financial Assets [Abstract]
Total financial assets	0	0
Fair Value Through Profit or Loss [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Total financial assets	0	0
Fair Value Through Profit or Loss [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Total financial assets	$ 0	$ 0